Exhibit 99.1

Verizon Master Trust - VZMT

Monthly Investor Report

Group Name	One

Collection Period Beginning	04/01/2022
Collection Period End	04/30/2022
Previous Payment Date	04/20/2022
Payment Date	05/20/2022
Days in Collection Period	30
Days in Interest Period	30
Group Status at End of Previous Payment Date	Revolving

I. Reconciliation of Pool Balance and Pool Information

Beginning of Collection Period Pool Balance	$13,091,976,642.93

LESS: Collections (including prepayments, credit and upgrade payments)	$651,534,323.27
LESS: Reconveyance Amount	$37,324,269.27
LESS: Written-Off Receivables	$16,977,261.55
ADD: addition of Receivables	$1,580,798,931.91
LESS: Redesignated Receivables (Outgoing) / transferred out	$310,893,712.04
ADD: Redesignated Receivables (Incoming)	$0.00

End of Collection Period Pool Balance	$13,656,046,008.71
Consumer Pool Balance	$12,319,056,975.41
Business Pool Balance	$1,336,989,033.30

II. Group One Available Funds

Available Funds - Sources
+ Collections	$589,309,249.96
+ Prepayments	$47,223,968.62
+ Reconveyance Amounts	$33,900,075.15
+ Credit Payments	$10,318,080.32
+ Upgrade Prepayments	$4,683,024.37
+ Parent Support Provider Payments	$0.00
+ Excess sale proceeds	$295,333,572.84
- Receivables purchased from Depositor	$0.00
+ Available Subordinated Amounts	$0.00

Total Group Sources of Funds	$980,767,971.26

Verizon Master Trust - VZMT

Monthly Investor Report

Group Name	One

III. Note Balances and Required Overcollateralization
				Initial Note Balance	Beginning Note Balance	Ending Note Balance	Target OC	Series Invested Amount
	Overcollateralization Percentage	Revolving Period Ended?	Note Bal at End of Revolv Per	A1	A2	A	B	=A+B
2021-1	10.50	FALSE	N/A	$1,700,000,000.00	$1,700,000,000.00	$1,700,000,000.00	$199,441,340.78	$1,899,441,340.78
2021-2	10.00	FALSE	N/A	$1,400,000,000.00	$1,400,000,000.00	$1,400,000,000.00	$155,555,555.56	$1,555,555,555.56
2022-1	8.75	FALSE	N/A	$900,000,000.00	$900,000,000.00	$900,000,000.00	$86,301,369.86	$986,301,369.86
2022-2	8.75	FALSE	N/A	$800,000,000.00	$800,000,000.00	$800,000,000.00	$76,712,328.77	$876,712,328.77
2021-A	11.00	FALSE	N/A	$2,866,666,666.65	$3,756,666,666.65	$3,756,666,666.65	$464,307,116.10	$4,220,973,782.75
2021-B	11.00	FALSE	N/A	$1,433,333,333.35	$1,878,333,333.35	$1,878,333,333.35	$232,153,558.05	$2,110,486,891.40

Total				$9,100,000,000.00	$10,435,000,000.00	$10,435,000,000.00	$1,214,471,269.12	$11,649,471,269.12

IV. Financing Adjustment Dates and Series Invested Amounts (C)

Financing Adjustment Dates
	4/1/2022	4/19/2022	4/30/2022
Time weight (days in Collection	18.00	11.00	1.00
2021-1	$1,899,441,340.78	$1,899,441,340.78	$1,899,441,340.78
2021-2	$1,555,555,555.56	$1,555,555,555.56	$1,555,555,555.56
2022-1	$986,301,369.86	$986,301,369.86	$986,301,369.86
2022-2	$876,712,328.77	$876,712,328.77	$876,712,328.77
2021-A	$4,220,973,782.75	$4,220,973,782.75	$4,220,973,782.75
2021-B	$2,110,486,891.40	$2,110,486,891.40	$2,110,486,891.40

Total	$11,649,471,269.12	$11,649,471,269.12	$11,649,471,269.12

V. Discounted Series Invested Amounts

Pool Balances on Financing Adjustment Dates (D)

	4/1/2022	4/19/2022	4/30/2022	Time Wgt Avg
VZMT Group One	13,091,976,642.93	13,657,555,988.10	13,656,046,008.71	13,318,158,048.35

Verizon Master Trust - VZMT

Monthly Investor Report

Group Name	One

Present values of remaining unpaid payments (E)

Discount Rate		4/1/2022	4/19/2022	4/30/2022
2021-1	6.30%	$12,277,359,539.35	$12,798,207,855.47	$12,786,464,368.00
2021-2	6.80%	$12,216,046,033.15	$12,733,584,478.27	$12,721,117,964.62
2022-1	6.82%	$12,213,603,239.24	$12,731,009,985.86	$12,718,514,809.26
2022-2	7.32%	$12,152,775,484.23	$12,666,907,033.20	$12,653,701,669.91
2021-A	7.31%	$12,153,987,491.48	$12,668,184,220.38	$12,654,992,941.06
2021-B	7.05%	$12,185,564,740.30	$12,701,460,780.74	$12,688,637,396.51

Discounted Series Invested Amounts (F = C * (D/E))

		4/1/2022	4/19/2022	4/30/2022
2021-1		$2,025,469,273.74	$2,026,988,826.81	$2,028,622,346.37
2021-2		$1,667,088,888.89	$1,668,426,666.67	$1,669,873,333.34
2022-1		$1,057,236,164.38	$1,058,084,383.56	$1,059,001,643.83
2022-2		$944,464,657.54	$945,280,000.00	$946,156,712.33
2021-A		$4,546,748,539.30	$4,550,631,835.18	$4,554,852,808.97
2021-B		$2,267,464,906.38	$2,269,343,239.72	$2,271,390,412.00

Total		$12,508,472,430.23	$12,518,754,951.94	$12,529,897,256.84

VI. Series Incremental Required Invested Amount Series Share (G)

		4/1/2022	4/19/2022	4/30/2022
2021-1		15.47%	14.84%	14.86%
2021-2		12.73%	12.22%	12.23%

Verizon Master Trust - VZMT

Monthly Investor Report

Group Name	One

	4/1/2022	4/19/2022	4/30/2022
2022-1	8.08%	7.75%	7.75%
2022-2	7.21%	6.92%	6.93%
2021-A	34.73%	33.32%	33.35%
2021-B	17.32%	16.62%	16.63%

Ineligible Amounts (H)

	4/1/2022	4/19/2022	4/30/2022
2021-1	$0.00	$0.00	$0.00
2021-2	$0.00	$0.00	$0.00
2022-1	$0.00	$0.00	$0.00
2022-2	$0.00	$0.00	$0.00
2021-A	$0.00	$0.00	$0.00
2021-B	$0.00	$0.00	$0.00

Excess Concentration Amounts (I)

	4/1/2022	4/19/2022	4/30/2022
2021-1	$126,895,612.44	$263,599,070.74	$127,236,025.03
2021-2	$126,895,612.44	$263,599,070.74	$127,236,025.03
2022-1	$126,895,612.44	$263,599,070.74	$127,236,025.03
2022-2	$126,895,612.44	$263,599,070.74	$127,236,025.03
2021-A	$126,895,612.44	$147,651,647.94	$127,236,025.03
2021-B	$126,895,612.44	$147,651,647.94	$127,236,025.03

Series Incremental Required Invested Amount (J = G * (H + I))

	4/1/2022	4/19/2022	4/30/2022
2021-1	$19,630,751.24	$39,118,102.10	$18,907,273.32
2021-2	$16,153,811.46	$32,211,806.44	$15,560,965.86

Verizon Master Trust - VZMT

Monthly Investor Report

Group Name	One

	4/1/2022	4/19/2022	4/30/2022
2022-1	$10,253,165.49	$20,428,927.98	$9,860,791.94
2022-2	$9,149,173.66	$18,241,055.70	$8,817,456.53
2021-A	$44,070,846.20	$49,197,529.09	$42,433,214.35
2021-B	$21,978,320.07	$24,539,703.89	$21,159,350.96

VII. Adjusted Series Invested Amounts & Allocation (K = F + J)

	4/1/2022	4/19/2022	4/30/2022	Time Wgt Avg
2021-1	$2,045,100,024.98	$2,066,106,928.91	$2,047,529,619.69	$2,052,883,542.91

2021-2	$1,683,242,700.35	$1,700,638,473.11	$1,685,434,299.20	$1,689,694,203.66

2022-1	$1,067,489,329.87	$1,078,513,311.54	$1,068,862,435.77	$1,071,577,226.68

2022-2	$953,613,831.20	$963,521,055.70	$954,974,168.86	$957,291,824.77

2021-A	$4,590,819,385.50	$4,599,829,364.27	$4,597,286,023.32	$4,594,338,598.98

2021-B	$2,289,443,226.45	$2,293,882,943.61	$2,292,549,762.96	$2,291,174,673.96

Series Allocation % (L = K / (Greater of (i) D OR (ii) Sum of K))

2021-1				15.41%

2021-2				12.69%

2022-1				8.05%

2022-2				7.19%

2021-A				34.50%

2021-B				17.20%

Transferor’s Percentage				4.96%

Series Allocated Pool Balance (M = L * E)

2021-1				$1,970,927,354.67

2021-2				$1,613,947,317.85

2022-1				$1,023,330,429.70

2022-2				$909,531,626.22

2021-A				$4,365,567,604.89

2021-B				$2,182,875,777.01

Transferor’s Interest				$677,972,156.96

Verizon Master Trust - VZMT

Monthly Investor Report

Group Name	One

VIII. Principal Funding Account(s)

Aggregate beginning Principal Funding Account Limit	$2,400,000,000.00
Aggregate ending Principal Funding Account Limit	$2,400,000,000.00
Aggregate beginning of period Principal Funding Account Balance	$0.00
Add: Aggregate deposit(s) to Principal Funding Account(s)	$0.00
Aggregate end of period Principal Funding Account	$0.00
Group One Required Pool Balance (Sum of all Adjusted Series Invested Amounts less Min of (i) Sum of Series PFA Accounts or (ii) Sum of Series PFA Limits)	$12,646,636,309.80
Pool Balance Deficit (Max(0, Required Pool Balance - Pool Balance))	$0.00

IX. Group One Available Funds allocation to Series

Allocation
2021-1	$151,177,242.40
2021-2	$124,431,503.67
2022-1	$78,912,492.89
2022-2	$70,496,326.78
2021-A	$338,333,565.51
2021-B	$168,725,339.09
Transferor’s Allocation	$48,691,500.93

Total	$980,767,971.26

Transferor’s Allocation (before fees)	$48,691,500.93
- Transferor’s Allocation portion of Master Collateral Agent Fee	$82.74
- Transferor’s Allocation portion of Owner Trustee Fee	$0.00
- Transferor’s Allocation portion of Asset Representations Reviewer Fee	$0.00
Transferor’s Allocation (after fees)	$48,691,418.19

Verizon Master Trust - VZMT

Monthly Investor Report

Group Name	One

X. Write Offs and Delinquent Receivables

	Number of Receivables	Principal Balance Written Off	% of Beginning of Period Pool Balance
Receivables Written Off in Current Collection Period	27,313	$16,977,261.55	0.13%

	Number of Receivables	Delinquent Principal Balances	% of End of Period Pool Balance
Delinquent Receivables:
1 - 30 Days Delinquent	1,803,202	$1,172,354,410.89	8.58%
31 - 60 Days Delinquent	147,502	$91,782,538.10	0.67%
61 - 90 Days Delinquent	40,578	$24,654,117.61	0.18%
91 - 120 Days Delinquent	30,465	$18,476,944.88	0.14%
Over 120 Days Delinquent	23,251	$15,003,826.68	0.11%

Total Delinquent Receivables at the End of Period	2,044,998	$1,322,271,838.16	9.68%

Ratio of aggregate Principal Balance of Written-Off Receivables to the beginning of Collection Period Pool Balance
Second Preceding Collection Period			0.08%
Proceeding Collection Period			0.12%
Current Collection Period			0.13%
Sum of the three above multiplied by four			1.34%

Ratio of aggregate Principal Balance of Receivables 91+ days delinquent to the end of Collection Period Pool Balance
Second Preceding Collection Period			0.22%
Proceeding Collection Period			0.24%
Current Collection Period			0.25%
Three Month Average			0.24%

Assets Representation Review
Aggregate Principal Balance of 60-Day Delinquent Receivables as a Percentage of the Aggregate Balance of Receivables as of the end of the Collection Period			0.43%
Delinquency Trigger			5.00%

Verizon Master Trust - VZMT

Monthly Investor Report

Group Name	One

XI. Pool characteristics as of end of Collection Period

		Prior to Purchase	With Purchase
Number of Receivables		22,027,737	22,195,389
Pool Balance		$13,394,909,557.49	$13,656,046,008.71
Average Monthly Payment		$29.19	$28.92
Average Principal Balance		$608.09	$615.26
Weighted Average Remaining Term (in months)		23.4	24.0

Customer Tenure
	0-12 Months	14.30%	14.30%
	7-24 Months	7.10%	7.08%
	60+ Months	62.21%	62.25%

Geographic Concentration
	Largest state	CA / 10.42%	CA / 10.41%
	2nd Largest State	TX / 6.20%	TX / 6.19%
	3rd Largest State	FL / 6.15%	FL / 6.16%
Weighted Average FICO		718	718

XII. Upgrades

	Current Period	To Date
Number of Receivables Upgraded	9,287	56,686
Principal Balance of Receivables Upgraded	$4,683,024.37	$29,973,936.27
Upgrade payments	$873,154.69	$7,331,355.76
Failure by Marketing Agent to Make Upgrade Payments	No	No

Verizon Master Trust - VZMT

Monthly Investor Report

Group Name	One

On and as of the Payment Date to which this Monthly Investor Report related, the Servicer hereby certifies that the information in the Monthly Investor Report is accurate in all material respects.

Cellco Partnership, as Servicer
Dated: May 17, 2022

By:	/s/ Kee Chan Sin
Name: Kee Chan Sin
Title: Vice President and Assistant Treasurer

1

As of the date of this Monthly Investor Report for purposes of any references to the term “delinquent” contained herein, the Servicer considers an account to be delinquent if there are unpaid charges remaining on the account on the day after the bill’s due date and calculates delinquency assuming a due date is 22 or 30 days after the end of the monthly bill cycle for consumer customers and business customers, respectively.